Consolidating Condensed Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 2,579	$ 2,253	$ 1,889
Investing activities
Property and equipment additions	(182)	(152)	(132)
Proceeds received on asset sales	21	22	21
Net assets acquired (net of cash acquired)	(416)	(537)	(69)
intercompany loan receipts		0	0
Other, net	(11)	2	(9)
Net cash used in investing activities exclusive of vehicle programs	(588)	(665)	(189)
Vehicle programs:
Decrease in program cash	(10)	(79)	(13)
Investment In Vehicles	(11,875)	(10,899)	(11,067)
Proceeds received on disposition of vehicles	9,666	9,409	9,196
Net Cash Used In Investing Activities Of Vehicle Programs	(2,219)	(1,569)	(1,884)
Net cash used in investing activities	(2,807)	(2,234)	(2,073)
Financing activities
Proceeds from borrowings	871	2,972	1,152
Principal payments on borrowings	(762)	(2,608)	(1,501)
Proceeds from (Repayments of) Short-term Debt	5	(36)	10
Net intercompany transactions		0
Debt financing fees	(17)	(37)	(16)
Purchase of warrants	0	(78)	(29)
Proceeds from sale of call options	0	104	43
Repayments of Related Party Debt			0
Repurchases of common stock	(297)	(48)	0
Other, net	0	3	1
Net cash (used in) provided by financing activities exclusive of vehicle programs	(200)	272	(340)
Vehicle programs:
Proceeds from borrowings	14,373	12,953	12,108
Principal payments on borrowings	(13,963)	(13,115)	(11,490)
Net change in short-term borrowings	5	(36)
Debt financing fees	(28)	(34)	(28)
Net cash provided by financing activities of vehicle programs	382	(196)	590
Net cash provided by (used in) financing activities	182	76	250
Effect of changes in exchange rates on cash and cash equivalents	(23)	(8)	6
Net (decrease) increase in cash and cash equivalents	(69)	87	72
Cash and cash equivalents, beginning of period	693	606	534
Cash and cash equivalents, end of period	624	693	606
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	0	(3)	(43)
Investing activities
Property and equipment additions	0	0	0
Proceeds received on asset sales	0	0	0
Net assets acquired (net of cash acquired)	0	0	0
intercompany loan receipts		0	224
Other, net	285	146	29
Net cash used in investing activities exclusive of vehicle programs	285	146	253
Vehicle programs:
Decrease in program cash	0	0	0
Investment In Vehicles	0	0	0
Proceeds received on disposition of vehicles	0	0	0
Net Cash Used In Investing Activities Of Vehicle Programs	0	0	0
Net cash used in investing activities	285	146	253
Financing activities
Proceeds from borrowings	0	0	0
Principal payments on borrowings	0	(115)	(222)
Proceeds from (Repayments of) Short-term Debt			0
Net intercompany transactions		0
Debt financing fees	0	0	0
Purchase of warrants		(78)	(29)
Proceeds from sale of call options		104	43
Repayments of Related Party Debt			0
Repurchases of common stock	(297)	(48)
Other, net	0	3	1
Net cash (used in) provided by financing activities exclusive of vehicle programs	(297)	(134)	(207)
Vehicle programs:
Proceeds from borrowings	0	0	0
Principal payments on borrowings	0	0	0
Net change in short-term borrowings	0	0
Debt financing fees	0	0	0
Net cash provided by financing activities of vehicle programs	0	0	0
Net cash provided by (used in) financing activities	(297)	(134)	(207)
Effect of changes in exchange rates on cash and cash equivalents	0	0	0
Net (decrease) increase in cash and cash equivalents	(12)	9	3
Cash and cash equivalents, beginning of period	14	5	2
Cash and cash equivalents, end of period	2	14	5
Subsidiary Issuers
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	469	562	272
Investing activities
Property and equipment additions	(20)	(26)	(26)
Proceeds received on asset sales	7	7	8
Net assets acquired (net of cash acquired)	0	(564)	0
intercompany loan receipts		233	0
Other, net	(9)	(50)	(4)
Net cash used in investing activities exclusive of vehicle programs	(22)	(400)	(22)
Vehicle programs:
Decrease in program cash	0	0	0
Investment In Vehicles	(9)	(44)	(4)
Proceeds received on disposition of vehicles	8	40	3
Net Cash Used In Investing Activities Of Vehicle Programs	(1)	(4)	(1)
Net cash used in investing activities	(23)	(404)	(23)
Financing activities
Proceeds from borrowings	575	2,647	1,152
Principal payments on borrowings	(756)	(2,489)	(1,268)
Proceeds from (Repayments of) Short-term Debt			0
Net intercompany transactions		0
Debt financing fees	(12)	(30)	(16)
Purchase of warrants		0
Proceeds from sale of call options		0	0
Repayments of Related Party Debt			224
Repurchases of common stock	0	0	0
Other, net	(285)	(146)	(25)
Net cash (used in) provided by financing activities exclusive of vehicle programs	(478)	(18)	(381)
Vehicle programs:
Proceeds from borrowings	0	0	0
Principal payments on borrowings	0	0	0
Net change in short-term borrowings	0	0
Debt financing fees	0	0	0
Net cash provided by financing activities of vehicle programs	0	0	0
Net cash provided by (used in) financing activities	(478)	(18)	(381)
Effect of changes in exchange rates on cash and cash equivalents	0	0	0
Net (decrease) increase in cash and cash equivalents	(32)	140	(132)
Cash and cash equivalents, beginning of period	242	102	234
Cash and cash equivalents, end of period	210	242	102
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	340	26	70
Investing activities
Property and equipment additions	(84)	(69)	(43)
Proceeds received on asset sales	8	4	3
Net assets acquired (net of cash acquired)	(263)	8	(1)
intercompany loan receipts		60	0
Other, net	(2)	48	(1)
Net cash used in investing activities exclusive of vehicle programs	(341)	51	(42)
Vehicle programs:
Decrease in program cash	0	0	0
Investment In Vehicles	(90)	(2)	(20)
Proceeds received on disposition of vehicles	0	0	2
Net Cash Used In Investing Activities Of Vehicle Programs	(90)	(2)	(18)
Net cash used in investing activities	(431)	49	(60)
Financing activities
Proceeds from borrowings	0	0	0
Principal payments on borrowings	(5)	(3)	(11)
Proceeds from (Repayments of) Short-term Debt			0
Net intercompany transactions		(60)
Debt financing fees	0	0	0
Purchase of warrants		0	0
Proceeds from sale of call options		0	0
Repayments of Related Party Debt			0
Repurchases of common stock	0	0
Other, net	0	0	0
Net cash (used in) provided by financing activities exclusive of vehicle programs	(5)	(63)	(11)
Vehicle programs:
Proceeds from borrowings	88	0	0
Principal payments on borrowings	(3)	0	0
Net change in short-term borrowings	0	0
Debt financing fees	(1)	0	0
Net cash provided by financing activities of vehicle programs	84	0	0
Net cash provided by (used in) financing activities	79	(63)	(11)
Effect of changes in exchange rates on cash and cash equivalents	0	0	0
Net (decrease) increase in cash and cash equivalents	(12)	12	(1)
Cash and cash equivalents, beginning of period	12	0	1
Cash and cash equivalents, end of period	0	12	0
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	1,840	1,736	1,650
Investing activities
Property and equipment additions	(78)	(57)	(63)
Proceeds received on asset sales	6	11	10
Net assets acquired (net of cash acquired)	(153)	19	(68)
intercompany loan receipts		0	0
Other, net	0	4	(8)
Net cash used in investing activities exclusive of vehicle programs	(225)	(23)	(129)
Vehicle programs:
Decrease in program cash	(10)	(79)	(13)
Investment In Vehicles	(11,776)	(10,853)	(11,043)
Proceeds received on disposition of vehicles	9,658	9,369	9,191
Net Cash Used In Investing Activities Of Vehicle Programs	(2,128)	(1,563)	(1,865)
Net cash used in investing activities	(2,353)	(1,586)	(1,994)
Financing activities
Proceeds from borrowings	296	325	0
Principal payments on borrowings	(1)	(1)	0
Proceeds from (Repayments of) Short-term Debt			10
Net intercompany transactions		(233)
Debt financing fees	(5)	(7)	0
Purchase of warrants		0	0
Proceeds from sale of call options		0	0
Repayments of Related Party Debt			0
Repurchases of common stock	0	0
Other, net	(70)	(68)	(60)
Net cash (used in) provided by financing activities exclusive of vehicle programs	225	(20)	(50)
Vehicle programs:
Proceeds from borrowings	14,285	12,953	12,108
Principal payments on borrowings	(13,960)	(13,115)	(11,490)
Net change in short-term borrowings	5	(36)
Debt financing fees	(27)	(34)	(28)
Net cash provided by financing activities of vehicle programs	298	(196)	590
Net cash provided by (used in) financing activities	523	(216)	540
Effect of changes in exchange rates on cash and cash equivalents	(23)	(8)	6
Net (decrease) increase in cash and cash equivalents	(13)	(74)	202
Cash and cash equivalents, beginning of period	425	499	297
Cash and cash equivalents, end of period	412	425	499
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(70)	(68)	(60)
Investing activities
Property and equipment additions	0	0	0
Proceeds received on asset sales	0	0	0
Net assets acquired (net of cash acquired)	0	0	0
intercompany loan receipts		(293)	(224)
Other, net	(285)	(146)	(25)
Net cash used in investing activities exclusive of vehicle programs	(285)	(439)	(249)
Vehicle programs:
Decrease in program cash	0	0	0
Investment In Vehicles	0	0	0
Proceeds received on disposition of vehicles	0	0	0
Net Cash Used In Investing Activities Of Vehicle Programs	0	0	0
Net cash used in investing activities	(285)	(439)	(249)
Financing activities
Proceeds from borrowings	0	0	0
Principal payments on borrowings	0	0	0
Proceeds from (Repayments of) Short-term Debt			0
Net intercompany transactions		293
Debt financing fees	0	0	0
Purchase of warrants		0	0
Proceeds from sale of call options		0	0
Repayments of Related Party Debt			(224)
Repurchases of common stock	0	0
Other, net	355	214	85
Net cash (used in) provided by financing activities exclusive of vehicle programs	355	507	309
Vehicle programs:
Proceeds from borrowings	0	0	0
Principal payments on borrowings	0	0	0
Net change in short-term borrowings	0	0
Debt financing fees	0	0	0
Net cash provided by financing activities of vehicle programs	0	0	0
Net cash provided by (used in) financing activities	355	507	309
Effect of changes in exchange rates on cash and cash equivalents	0	0	0
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0